SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

Common Shares Issued

Subsequent to September 30, 2022, the Company issued 14,716,032 shares of its common stock upon the exercise of pre-funded warrants at an exercise price of $0.0001.

Cost Reduction Measures

As a part of the Company’s cost-cutting measures, on November 1, 2022, the Company relocated its corporate headquarters to a shared office space for a monthly fee and the majority of its employees now work remotely.

NOTE I-SUBSEQUENT EVENTS

On January 4, 2022, the Company was issued US Pat. No. 11,213,524, entitled PHARMACEUTICAL COMPOSITIONS FOR SUBCUTANEOUS ADMINISTRATION OF LEVOSIMENDAN, which is directed towards the use of levosimendan via subcutaneous administration for treating a subject having a health condition of any kind, such as heart failure, pulmonary hypertension including PH-HFpEF, chronic kidney disease, stroke, or other health conditions. The patent is expected to expire no earlier than 2039, exclusive of any possible extensions. The Company also has a PCT international application pending, with a U.S. counterpart already under examination, that describes and claims methods of treating the Company’s first intended clinical indication, PH-HFpEF, by providing levosimendan by any route of administration.